PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net of accumulated depreciation and amortization, as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Computer equipment	4,533	8,131	252.5
Office furniture and equipment	189	324	10.1
Land and buildings	—	404	12.6
Leasehold improvements	192	413	12.8
Other equipment	43	50	1.5
Assets not yet in use	271	1,150	35.7
Purchased technologies and licenses	542	950	29.5

Total	5,770	11,422	354.7
Less: accumulated depreciation and amortization	(2,787)	(4,449)	(138.1)

Total property and equipment, net	2,983	6,973	216.6

        Assets not yet in use primarily represent computer equipment and other assets under installation, and include the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements in the amount of RUR 9 and RUR 66 ($2.0) are included in assets not yet in use as of December 31, 2010 and 2011, respectively.

        Depreciation and amortization expenses related to property and equipment for the years ended December 31, 2009, 2010 and 2011 amounted to RUR 872, RUR 1,147 and RUR 1,826 ($56.7), respectively.